Other Finance Expenses	12 Months Ended
Dec. 31, 2024
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Interest expense	$65,131	$69,567	$39,912
Amortization of debt issuance cost and fair value of debt assumed	2,221	2,503	2,692
Total interest expense	$67,352	$72,070	$42,604

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Bank fees, charges	$258	$554	$294
Guarantee costs	60	—	—
Commitment fees	40	35	334
Total other finance expense	$358	$589	$628